Average Annual Total Returns - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2025 Fund	May 30, 2023
Fidelity Advisor Freedom 2025 Fund - Class Z6 | Return Before Taxes
Average Annual Return:
Past 1 year	(16.57%)
Past 5 years	3.70%
Since Inception	4.58%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	10.52%	[1]
F0551
Average Annual Return:
Past 1 year	(16.51%)
Past 5 years	3.63%
Since Inception	4.57%	[1]

[1]	A From June 6, 2017